Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		4 Months Ended		6 Months Ended		12 Months Ended
	Apr. 04, 2021	Jan. 14, 2021	Sep. 14, 2020	Sep. 15, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2021	May 31, 2021	May 11, 2021	Feb. 16, 2021	Jan. 20, 2021
Related Party Transactions Details [Line Items]
Founder shares (in Shares)		6,900,000
Dividend per share (in Dollars per share)		$ 0.2
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		900,000						900,000
Issued outstanding percentage		20.00%
Business combination consideration years							150 days
Aggregate expenses			$ 150,000
Related party transaction outstanding							$ 105,336	$ 105,336			$ 105,336
Working capital loans							$ 1,500,000
Warrant price (in Dollars per share)							$ 1.00
Other services							$ 300,000		$ 300,000
Aggregate loan for working capital purpose															$ 145,000
Additional Loan For Working Capital Purpose													$ 300,000
Price per warrant (in Dollars per share)									$ 1.00
Warrant Description									Each Warrant may be exercised to purchase one share of Company Class A common stock at a price of $11.50 per share, subject to adjustment. The Warrants (i) will not be redeemable by the Company, (ii) may be exercised for cash or on a cashless basis so long as they are held by the initial holder or its permitted transferees, and (iii) are not transferable, assignable or salable until 30 days after the completion of the Business Combination except in limited circumstances.
Borrowed amount					$ 125,000,000				$ 125,000,000					$ 145,000,000
Aggregate Amount Outstanding					270,000				270,000
Amount for service per month					15,000				15,000
Payment of fees for service received					37,500				$ 82,500
PIPE financing description									Messrs. Brian Finn, John Howard and Stefan Selig, each a director of the Company, is each a PIPE Investor, whereby each of Messrs. Finn, Howard and Selig agreed to purchase common stock of the Company, with aggregate commitments of $1.3 million, $1 million and $250,000, respectively
Private Placement [Member]
Related Party Transactions Details [Line Items]
Due to sponsor																	$ 212,308
Common Class B [Member]
Related Party Transactions Details [Line Items]
Sponsor paid				$ 25,000
Founder shares (in Shares)				5,750,000
Common Class A [Member]
Related Party Transactions Details [Line Items]
Adjusted for stock splits per share (in Dollars per share)							$ 12.00		$ 12.00
Sarcos Corp and Subsidiaries
Related Party Transactions Details [Line Items]
Revenue, net					1,143,000	$ 1,708,000			$ 2,942,000	$ 3,882,000	$ 8,813,000	$ 10,150,000
Construction in Progress, Cost Capitalized					501,000				501,000
Sarcos Corp and Subsidiaries | Zepto
Related Party Transactions Details [Line Items]
Ownership percentage							79.00%	79.00%			79.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value																$ 200,000
Sarcos Corp and Subsidiaries | Chief Innovation Officer
Related Party Transactions Details [Line Items]
Payments for Rent											$ 21,000	32,000
Sarcos Corp and Subsidiaries | Chief Legal Officer | Zepto
Related Party Transactions Details [Line Items]
Participating Ownership Holding Percentage							21.00%	21.00%			21.00%
Sarcos Corp and Subsidiaries | Delta Air Lines, INC.
Related Party Transactions Details [Line Items]
Revenue, net									0	$ 100,000	$ 100,000
Sarcos Corp and Subsidiaries | Microsoft Corporation [Member]
Related Party Transactions Details [Line Items]
Revenue, net												$ 199,000
Sarcos Corp and Subsidiaries | Palantir Technologies | Software Member
Related Party Transactions Details [Line Items]
Finite-Lived Intangible Asset, Contractual Useful Life	6 years
Capitalized Computer Software, Net	$ 42,000,000
Service expenses									485,000
Accounts Payable					$ 162,000				$ 162,000